Fair Value -Schedule of Valuation Techniques and Inputs (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Financial assets at fair value through other comprehensive income	₩ 2,423,277	₩ 1,665,368
Other financial assets
Financial assets at fair value through profit or loss	774,557	1,029,926
Derivative financial assets for hedging	315,537	445,471
Investment properties	2,872,049	2,299,616	₩ 2,198,135
Liabilities
Borrowings	10,785,572	10,520,690
Other financial liabilities
Financial liabilities at fair value through profit or loss	105,810	132,011
Derivative financial liabilities for hedging	13,862	3
Level 2
Other financial assets
Derivative financial assets for hedging	315,537
Liabilities
Borrowings	9,722,743	10,423,619
Level 2 | Derivative financial liabilities for hedging
Other financial liabilities
Derivative financial liabilities for hedging	13,862	3
Level 2 | Financial assets at fair value through other comprehensive income | Trade and other receivables
Trade and other receivables
Financial assets at fair value through other comprehensive income	107,644	114,774
Level 2 | Derivative financial assets for hedging
Other financial assets
Derivative financial assets for hedging		445,471
Level 2, 3 | Financial liabilities at fair value through profit or loss
Other financial liabilities
Financial liabilities at fair value through profit or loss	105,810
Level 2, 3 | Financial assets at fair value through profit or loss
Other financial assets
Financial assets at fair value through profit or loss	770,995	1,024,306
Level 2, 3 | Financial assets at fair value through other comprehensive income
Trade and other receivables
Financial assets at fair value through other comprehensive income	378,843	348,248
Level 3
Other financial assets
Investment properties	₩ 7,773,591	6,899,105
Level 3 | Financial liabilities at fair value through profit or loss
Other financial liabilities
Financial liabilities at fair value through profit or loss		₩ 132,011